UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04448
           __________________________________________________________

                             UBS Master Series, Inc.
 ______________________________________________________________________________
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ______________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS GLOBAL ASSET MANAGEMENT]   UBS Global Asset Management

                                        UBS MONEY MARKET FUND
                                        ANNUAL REPORT

                                        FEBRUARY 28, 2006

UBS MONEY MARKET FUND

April 13, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the annual report for UBS Money Market Fund (the "Fund") for the fiscal year ended February 28, 2006.

PERFORMANCE

The seven-day current yield for the Fund's Class A shares as of February 28, 2006, was 2.44%, up from 1.69% on August 31, 2005. (Yields for all share classes over various time periods are shown in "Performance and Portfolio
Characteristics at a Glance" on page 6.)

UBS MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income
consistent with liquidity and
conservation of capital.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset
Management (Americas) Inc.

COMMENCEMENT:

Class A--July 1, 1991
Class B--September 26, 1986
Class C--July 14, 1992

DIVIDEND PAYMENTS:

Monthly

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A. Over the past 12 months, the US economy continued to strengthen, although it was forced to absorb some rather significant blows during the late summer and early fall. Energy prices, which were high throughout the year, were exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, seriously impairing the country's oil refining capacity and causing an estimated $100 billion in damage. Shortly after Labor Day, oil broke $70 a barrel and gasoline topped an average of $3.00 per gallon nationwide.

   Beginning in October, however, economic data took a turn for the better. Unemployment--despite large numbers of dislocated workers in the wake of Katrina--trended downward throughout the year, finishing the period at 4.8%, down from 5.4% one year ago. Consumer confidence was particularly volatile during this period, but finished the year strong. Finally, GDP remained relatively solid throughout the period. Although final estimates put fourth quarter 2005 GDP growth at 1.7%--well behind the 3.7% growth rate during the first three quarters of the year--we believe that growth will pick up again in 2006.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. During the fiscal year, the Fed continued its tightening campaign, raising the federal (or "fed") funds rate (the interest rate banks charge each other for overnight loans) 25 basis points on eight separate occasions. After the period ended, the Fed--headed by its new Chairman Ben Bernanke--raised rates an

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

   additional 25 basis points to bring the fed funds rate to 4.75%. The market consensus seems to be that the Fed may be near the end of this current tightening policy (the Fed has raised rates 15 consecutive times dating back to June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that 2006 will be the year of uninterrupted rate increases that 2005 was.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL YEAR?

A. At the beginning of the Fund's fiscal year, we employed a "barbell" strategy by purchasing securities at both ends of the maturity spectrum. Our longer-term securities, with maturities up to one year, were used to lock in higher rates, while our shorter-term securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   As the year progressed, however, we began to focus more on a "bulleted" strategy by targeting securities with very particular maturities. In this case, we sought to hold securities that matured shortly before Fed meetings, which gave us the opportunity to purchase investments with even higher yields after each increase in the fed funds rate. This generally was a successful strategy for the Fund, and helped us to capture yield opportunities during the year.

   We also maintained a defensive position within the portfolio for the entire fiscal year. During the first half of the reporting period, we let our weighted average maturity (which measures the Fund's sensitivity to interest rate changes) drift relatively low, down to 35 days as of August 31, 2005. By the end of the period, however, we allowed our weighted average maturity to increase to 46 days. This reflects our belief that interest rate hikes may come to an end, at least temporarily, sometime in the near future.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. During the period, we dramatically reduced the Fund's exposure to commercial paper. At the beginning of the Fund's fiscal year, more than half of net assets were invested in commercial paper. As the period progressed, we increasingly believed that this sector no longer offered as many yield opportunities that were commensurate with the level of risk. With that in mind, as the period moved forward, we increased our exposure to short-term corporate obligations and repurchase agreements, which we found particularly attractive (repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back in the future at a predetermined time and price).

   Toward the end of the period, we added selectively to our positions in floating-rate securities, which periodically adjust their interest payments. We also bought additional securities with maturities of 1 to 3 months beginning in the fourth quarter of 2005, as we found a number of issues that we believed were attractively priced.

--------------------------------------------------------------------------------
2

UBS MONEY MARKET FUND

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play a role in the Fed's future decisions on interest rates. Overall, the portfolio remains well diversified, and we anticipate continuing to seek out yield opportunities while maintaining liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Money Market Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Money Market Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended February 28, 2006. The views and opinions in the letter were current as of April 13, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1)fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
4

UBS MONEY MARKET FUND

                                                Beginning             Ending              Expenses Paid
                                              Account Value        Account Value         During Period*
                                            September 1, 2005    February 28, 2006    09/01/05 to 02/28/06
----------------------------------------------------------------------------------------------------------
Class A    Actual                               $1,000.00             $1,010.70               $9.82
           -----------------------------------------------------------------------------------------------
           Hypothetical (5% annual return
           before expenses)                      1,000.00              1,015.03                9.84
----------------------------------------------------------------------------------------------------------
Class B    Actual                                1,000.00              1,008.20               11.95
           -----------------------------------------------------------------------------------------------
           Hypothetical (5% annual return
           before expenses)                      1,000.00              1,012.89               11.98
----------------------------------------------------------------------------------------------------------
Class C    Actual                                1,000.00              1,008.20               12.20
           -----------------------------------------------------------------------------------------------
           Hypothetical (5% annual return
           before expenses)                      1,000.00              1,012.65               12.23
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratios: Class A:
  1.97%, Class B: 2.40%, Class C: 2.45%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

SEVEN-DAY CURRENT YIELD*                            2/28/06                8/31/05                 2/28/05
------------------------------------------------------------------------------------------------------------
Class A Shares                                       2.44%                  1.69%                    0.56%
------------------------------------------------------------------------------------------------------------
Class B Shares                                       1.94                   1.26                     0.26
------------------------------------------------------------------------------------------------------------
Class C Shares                                       2.02                   1.21                     0.10
------------------------------------------------------------------------------------------------------------

CHARACTERISTICS                                     2/28/06                8/31/05                 2/28/05
------------------------------------------------------------------------------------------------------------
Weighted Average Maturity**                         46 days                35 days                 41 days
------------------------------------------------------------------------------------------------------------
Average Credit Quality                             First Tier             First Tier              First Tier
------------------------------------------------------------------------------------------------------------
Net Assets (mm)                                      $13.8                  $16.7                    $22.0
------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                             2/28/06                8/31/05                 2/28/05
------------------------------------------------------------------------------------------------------------
Commercial Paper                                     37.1%                  39.5%                    53.6%
------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                16.8                   18.8                      8.8
------------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations                     16.7                   10.2                      8.0
------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations                   15.6                    9.9                     16.6
------------------------------------------------------------------------------------------------------------
Certificates of Deposit                              13.4                   17.9                      9.1
------------------------------------------------------------------------------------------------------------
Money Market Funds                                    1.4                    1.8                      1.3
------------------------------------------------------------------------------------------------------------
Bank Notes                                             --                    3.0                      4.1
------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities                        (1.0)                  (1.1)                    (1.5)
------------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                 100.0%                   100.0%
------------------------------------------------------------------------------------------------------------

  * Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
 ** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

AN INVESTMENT IN UBS MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
6

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2006

 PRINCIPAL
  AMOUNT                                                    MATURITY           INTEREST
  (000)                                                       DATES              RATES           VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--15.62%
        $500  Federal Home Loan Bank                        03/01/06 to        4.290 to
                                                            03/13/06           4.360%*           $499,956
---------------------------------------------------------------------------------------------------------
         250  Federal Home Loan Bank                        06/08/06           3.625              249,965
---------------------------------------------------------------------------------------------------------
       1,260  Federal Home Loan Mortgage Corp.              05/02/06 to        4.480 to
                                                            02/06/07           4.681@           1,235,867
---------------------------------------------------------------------------------------------------------
         175  Federal Home Loan Mortgage Corp.              10/23/06           4.250              175,000
---------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$2,160,788)                                     2,160,788
=========================================================================================================
CERTIFICATES OF DEPOSIT--13.37%
---------------------------------------------------------------------------------------------------------
    NON-U.S.--6.14%
         250    BNP Paribas                                 05/23/06           4.520              250,000
---------------------------------------------------------------------------------------------------------
         350    Royal Bank of Scotland PLC                  03/27/06           4.485*             349,924
---------------------------------------------------------------------------------------------------------
         250    Svenska Handelsbanken                       11/08/06           4.750              250,000
---------------------------------------------------------------------------------------------------------
                                                                                                  849,924
=========================================================================================================
    U.S.--7.23%
         350    American Express Centurion Bank             03/07/06           4.520              350,000
---------------------------------------------------------------------------------------------------------
         300    Citibank N.A.                               05/23/06           4.740              300,000
---------------------------------------------------------------------------------------------------------
         350    First Tennessee Bank N.A.(Memphis)          03/02/06           4.520              350,000
---------------------------------------------------------------------------------------------------------
                                                                                                1,000,000
---------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$1,849,924)                                                1,849,924
=========================================================================================================
COMMERCIAL PAPER@--37.10%
---------------------------------------------------------------------------------------------------------
    ASSET BACKED-BANKING--3.25%
         451    Atlantis One Funding                        03/28/06           4.350              449,529
---------------------------------------------------------------------------------------------------------
    ASSET BACKED-MISCELLANEOUS--2.52%
         350    Amsterdam Funding Corp.                     03/21/06           4.530              349,119
---------------------------------------------------------------------------------------------------------
    ASSET BACKED-SECURITIES--8.24%
         400    Grampian Funding LLC                        03/29/06           4.100              398,724
---------------------------------------------------------------------------------------------------------
         343    Scaldis Capital LLC                         03/20/06           4.400              342,204
---------------------------------------------------------------------------------------------------------
         400    Solitaire Funding LLC                       03/23/06           4.490              398,902
---------------------------------------------------------------------------------------------------------
                                                                                                1,139,830
=========================================================================================================
    BANKING-NON-U.S.--11.58%
         400    Alliance & Leicester PLC                    03/15/06           4.430              399,311
---------------------------------------------------------------------------------------------------------
         250    Caisse Nationale des Caisses
                   d'Epargne et de Prevoyance               07/19/06           4.650              245,479
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2006

 PRINCIPAL
  AMOUNT                                                    MATURITY           INTEREST
  (000)                                                       DATES              RATES           VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
---------------------------------------------------------------------------------------------------------
    BANKING-NON-U.S.--(CONCLUDED)
        $360    DNB NOR Bank ASA                            03/15/06           4.450%            $359,377
---------------------------------------------------------------------------------------------------------
         300    HBOS Treasury Services PLC                  04/25/06           4.620              297,883
---------------------------------------------------------------------------------------------------------
         300    Westpac Trust Securities NZ Ltd.            03/13/06           4.530              299,547
---------------------------------------------------------------------------------------------------------
                                                                                                1,601,597
=========================================================================================================
    BANKING-U.S.--7.18%
         400    Dexia Delaware LLC                          04/18/06           4.520              397,589
---------------------------------------------------------------------------------------------------------
         300    ING (US) Funding LLC                        05/08/06           4.660              297,359
---------------------------------------------------------------------------------------------------------
         300    Nordea N.A., Inc.                           04/25/06           4.650              297,869
---------------------------------------------------------------------------------------------------------
                                                                                                  992,817
=========================================================================================================
    BROKERAGE--4.33%
         350    Bear Stearns Cos., Inc.                     03/20/06           4.520              349,165
---------------------------------------------------------------------------------------------------------
         250    Goldman Sachs Group, Inc.                   03/01/06           4.585*             250,000
---------------------------------------------------------------------------------------------------------
                                                                                                  599,165
---------------------------------------------------------------------------------------------------------
Total Commercial Paper(cost--$5,132,057)                                                        5,132,057
=========================================================================================================

SHORT-TERM CORPORATE OBLIGATIONS--16.66%
    ASSET BACKED-SECURITIES--1.81%
         250    CC (USA), Inc.(Centauri)**                  03/10/06           3.500              250,000
---------------------------------------------------------------------------------------------------------
    AUTOMOBILE OEM--2.53%
         350    American Honda Finance Corp.**              05/15/06           4.919*             350,333
---------------------------------------------------------------------------------------------------------
    BANKING-U.S.--2.53%
         350    National City Bank                          03/27/06           4.581*             350,036
---------------------------------------------------------------------------------------------------------
    BROKERAGE--1.27%
         175    Merrill Lynch & Co., Inc.                   05/22/06           5.170*             175,144
---------------------------------------------------------------------------------------------------------
    FINANCE-CAPTIVE AUTOMOTIVE--2.89%
         400    Toyota Motor Credit Corp.                   03/01/06           4.550*             400,000
---------------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE CONSUMER--2.89%
         400    HSBC Finance Corp.                          03/01/06           4.695*             400,238
---------------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE DIVERSIFIED--2.74%
         378    General Electric Capital Corp.              05/12/06           4.910*             378,136
---------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$2,303,887)                                       2,303,887
=========================================================================================================

--------------------------------------------------------------------------------
8

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2006

 PRINCIPAL
  AMOUNT                                                    MATURITY           INTEREST
  (000)                                                       DATES              RATES           VALUE
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--16.84%
---------------------------------------------------------------------------------------------------------
      $2,300    Repurchase Agreement dated 02/28/06
                 with Deutsche Bank Securities, Inc.,
                 collateralized by $2,355,000
                 Federal Home Loan Mortgage Corp.
                 obligations, zero coupon due
                 03/29/06; (value--$2,346,522);
                 proceeds: $2,300,291                       03/01/06           4.560%          $2,300,000
---------------------------------------------------------------------------------------------------------
          29    Repurchase Agreement dated 02/28/06
                 with State Street Bank & Trust Co.,
                 collateralized by $3,190 U.S. Treasury
                 Bonds, 4.500% to 8.125% due
                 08/15/21 to 02/15/36 and $26,648
                 U.S. Treasury Notes, 4.125% due
                 08/15/10; (value--$29,590);
                 proceeds: $29,003                          03/01/06           4.150               29,000
---------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$2,329,000)                                                  2,329,000
=========================================================================================================

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUND(+)--1.45%
---------------------------------------------------------------------------------------------------------
         200    AIM Liquid Assets Portfolio (cost--$200,487)                   4.442              200,487
---------------------------------------------------------------------------------------------------------
Total Investments (cost--$13,976,143 which
     approximates cost for federal income
     tax purposes)--101.04%                                                                    13,976,143
---------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.04)%                                                   (143,183)
---------------------------------------------------------------------------------------------------------
Net Assets (applicable to 10,371,798, 1,744,249
     and 1,709,052 shares of common stock outstanding of
     Class A, Class B and Class C, respectively, each
     equivalent to $1.00 per share)--100.00%                                                  $13,832,960
=========================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of February 28,2006, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.34% of net assets as of
     February 28, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rate shown reflects yield at February 28, 2006.
OEM  Original Equipment Manufacturer.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2006

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                           PERCENTAGE OF PORTFOLIO ASSETS
-------------------------------------------------------------------------
United States                                                       82.5%
-------------------------------------------------------------------------
United Kingdom                                                       7.5
-------------------------------------------------------------------------
France                                                               3.5
-------------------------------------------------------------------------
Norway                                                               2.6
-------------------------------------------------------------------------
Australia                                                            2.1
-------------------------------------------------------------------------
Sweden                                                               1.8
-------------------------------------------------------------------------
Total                                                              100.0%
=========================================================================

                       Weighted average maturity -- 46 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

UBS MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                                             For the
                                                                                           Year Ended
                                                                                        February 28, 2006
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                                         $627,108
---------------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                                        89,352
---------------------------------------------------------------------------------------------------------
Service fees--Class A                                                                              29,315
---------------------------------------------------------------------------------------------------------
Service and distribution fees--Class B                                                             29,431
---------------------------------------------------------------------------------------------------------
Service and distribution fees--Class C                                                             16,661
---------------------------------------------------------------------------------------------------------
Professional fees                                                                                  73,792
---------------------------------------------------------------------------------------------------------
State registration fees                                                                            39,128
---------------------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class A                                                 23,139
---------------------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class B                                                  8,101
---------------------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class C                                                  4,947
---------------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                                21,134
---------------------------------------------------------------------------------------------------------
Directors' fees                                                                                     8,599
---------------------------------------------------------------------------------------------------------
Custody and accounting fees                                                                         1,938
---------------------------------------------------------------------------------------------------------
Other expenses                                                                                     17,159
---------------------------------------------------------------------------------------------------------
                                                                                                  362,696
---------------------------------------------------------------------------------------------------------
Net investment income                                                                             264,412
---------------------------------------------------------------------------------------------------------
Net realized loss from investment activities                                                           (6)
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             $264,406
=========================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the Years Ended February 28,
                                                                       ---------------------------------
                                                                           2006                  2005
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                     $264,412              $110,454
--------------------------------------------------------------------------------------------------------
Net realized loss from investment activities                                    (6)                   --
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       264,406               110,454
--------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income--Class A                                            (198,115)              (94,974)
--------------------------------------------------------------------------------------------------------
Net investment income--Class B                                             (39,934)              (11,494)
--------------------------------------------------------------------------------------------------------
Net investment income--Class C                                             (26,363)               (3,986)
--------------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class A                          --                  (842)
--------------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class B                          --                  (476)
--------------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class C                          --                  (202)
--------------------------------------------------------------------------------------------------------
                                                                          (264,412)             (111,974)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital share transactions              (8,169,328)          (11,803,350)
--------------------------------------------------------------------------------------------------------
Capital contribution                                                         5,604                    --
--------------------------------------------------------------------------------------------------------
Net decrease in net assets                                              (8,163,730)          (11,804,870)
--------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                       21,996,690            33,801,560
--------------------------------------------------------------------------------------------------------
End of year                                                            $13,832,960           $21,996,690
========================================================================================================
Accumulated undistributed net investment income                            $--                    $--
========================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--Investments are valued at amortized cost, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

--------------------------------------------------------------------------------
14

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board had approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM had served as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund paid UBS Global AM an investment advisory and administration fee, which was accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At February 28, 2006, the Fund owed UBS Global AM $5,461 for investment advisory and administration fees. (After the end of the fiscal period, the Advisory Contract was transferred to an affiliate of UBS Global AM as explained in the Subsequent Event note further below.)

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm'sability to provide best execution of the transactions. During the year ended February 28, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $7,917,420. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At February 28, 2006, the Fund owed UBS Global AM $4,120 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended February 28, 2006, it earned $13,558 and $1,518 in deferred sales charges on Class B and Class C shares, respectively.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended February 28, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $21,819 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the year ended February 28, 2006, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At February 28, 2006, the Fund had the following liabilities outstanding:

Payable for shares repurchased                                      $123,252
----------------------------------------------------------------------------
Dividends payable to shareholders                                      1,815
----------------------------------------------------------------------------
Other accrued expenses*                                               70,622
----------------------------------------------------------------------------

* Excludes investment advisory and administration fees and service and distribution fees.

At February 28, 2006, the components of net assets were as follows:

Accumulated paid in capital                                      $13,827,169
----------------------------------------------------------------------------
Accumulated net realized gain from investment activities               5,791
----------------------------------------------------------------------------
Net assets                                                       $13,832,960
----------------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment

--------------------------------------------------------------------------------
16

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended February 28, 2006 and the fiscal year ended February 28, 2005 was ordinary income.

At February 28, 2006, the components of accumulated earnings on a tax basis were undistributed ordinary income of $7,612 and accumulated realized capital and other losses of $6.

In accordance with U.S. Treasury regulations, the Fund has elected to defer $6 of net realized capital losses arising after October 31, 2005. Such losses are treated for tax purposes as arising on March 1, 2006.

CAPITAL CONTRIBUTION FROM INVESTMENT ADVISOR AND ADMINISTRATOR

On November 10, 2005, the Fund recorded a capital contribution from UBS Global AM in the amount of $5,604. This amount was paid in order to reduce a deviation of Class B's net asset value from $1.00 per share as a result of large Class B share redemptions. The contribution was not required in order to maintain the stable net asset value per share but was made to reduce the risk of future issues.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                              CLASS A                                 CLASS B
                                 --------------------------------------------------------------------------
                                   FOR THE              FOR THE             FOR THE             FOR THE
                                  YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                 February 28,         February 28,         February 28,        February 28,
                                    2006                 2005                2006                2005
-----------------------------------------------------------------------------------------------------------
Shares exchanged into Fund         4,377,281            6,162,212             951,134            5,386,274
----------------------------------------------------------------------------------------------------------
Shares repurchased or
     exchanged out of Fund       (10,172,713)         (13,033,491)         (2,587,735)          (7,902,677)
----------------------------------------------------------------------------------------------------------
Shares converted from
     Class B to Class A            3,078,964            4,298,520          (3,078,964)          (4,298,520)
----------------------------------------------------------------------------------------------------------
Dividends reinvested                 184,065               89,808              32,825               10,434
----------------------------------------------------------------------------------------------------------
Net decrease
     in shares outstanding        (2,532,403)          (2,482,951)         (4,682,740)          (6,804,489)
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

                                              CLASS C
                                 ----------------------------------
                                  FOR THE               FOR THE
                                 YEAR ENDED            YEAR ENDED
                                 February 28,          February 28,
                                    2006                  2005
-----------------------------------------------------------------
Shares exchanged into Fund         1,438,654            3,286,754
-----------------------------------------------------------------
Shares repurchased or
     exchanged out of Fund        (2,416,863)          (5,806,369)
-----------------------------------------------------------------
Dividends reinvested                  24,024                3,705
-----------------------------------------------------------------
Net decrease
     in shares outstanding          (954,185)          (2,515,910)
-----------------------------------------------------------------

SUBSEQUENT EVENT

After the end of the fiscal period covered by this report, the investment advisory and administration contract (the "Advisory and Administration Contract") between Master Series, on behalf of the Fund, and UBS Global AM was transferred to UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a sister company of UBS Global AM.

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (Americas), Master Series' Board of Directors approved the transfer of the Advisory and Administration Contract from UBS Global AM to UBS Global AM (Americas) effective April 1, 2006. All of the personnel of UBS Global AM who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM (Americas). UBS Global AM (Americas) has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM. UBS Global AM and UBS Global AM (Americas) are both indirect wholly owned subsidiaries of UBS AG.

UBS Global AM continues to serve as the Fund's principal underwriter.

            (This page has been left blank intentionally)

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                                              Class A
                                             -------------------------------------------------------------------------
                                                               For the Years Ended February 28 or 29,
                                             -------------------------------------------------------------------------
                                              2006             2005            2004             2003            2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00           $1.00           $1.00            $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                          0.017           0.006           0.007            0.007           0.023
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) from
   investment activities                      (0.000)*            --           0.000*              --              --
----------------------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                          (0.017)         (0.006)         (0.007)          (0.007)         (0.023)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                          --          (0.000)*            --               --              --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions             (0.017)         (0.006)         (0.007)          (0.007)         (0.023)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00           $1.00           $1.00            $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      1.72%           0.62%           0.67%            0.66%           2.36%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (000's)           $10,380         $12,912         $15,396          $27,185         $26,676
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   net of fee waivers and/or expense
   reimbursements by advisor                    1.86%           0.98%           0.46%            1.01%           1.05%
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   before fee waivers and/or expense
   reimbursements by advisor                    1.86%           1.63%           1.23%            1.21%           1.06%
----------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers and/or expense
   reimbursements by advisor                    1.69%           0.61%           0.67%            0.66%           2.37%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average
   net assets, before fee waivers and/or
   expense reimbursements by advisor            1.69%          (0.04)%         (0.10)%           0.46%           2.36%
======================================================================================================================

* Amount of net realized gain (loss) earned or distribution paid represents less than $0.0005 per share.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
20

                                                                            Class B
                                             -------------------------------------------------------------------------
                                                           For the Years Ended February 28 or 29,
                                             -------------------------------------------------------------------------
                                              2006             2005            2004             2003            2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $1.00           $1.00           $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                         0.012           0.001           0.001            0.002            0.018
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) from
   investment activities                     (0.000)*            --           0.000*              --              --
----------------------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                         (0.012)         (0.001)         (0.001)          (0.002)          (0.018)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                         --          (0.000)*            --               --               --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions             0.012)         (0.001)         (0.001)          (0.002)          (0.018)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $1.00           $1.00           $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                     1.21%           0.12%           0.15%            0.16%            1.84%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (000's)           $1,744          $6,422         $13,227          $36,948          $24,508
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   net of fee waivers and/or expense
   reimbursements by advisor                   2.33%           1.41%           0.98%            1.49%            1.56%
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   before fee waivers and/or expense
   reimbursements by advisor                   2.33%           2.09%           1.74%            1.69%            1.58%
----------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers and/or expense
   reimbursements by advisor                   1.02%           0.12%           0.14%            0.15%            1.82%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average
   net assets, before fee waivers and/or
   expense reimbursements by advisor           1.02%          (0.56)%         (0.62)%          (0.05)%           1.80%
======================================================================================================================

--------------------------------------------------------------------------------
                                                                              21

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                                            Class C
                                             -------------------------------------------------------------------------
                                                           For the Years Ended February 28 or 29,
                                             -------------------------------------------------------------------------
                                              2006             2005            2004             2003            2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00          $1.00            $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                          0.012          0.001            0.001           0.002           0.018
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) from
   investment activities                      (0.000)*           --            0.000*             --              --
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income          (0.012)        (0.001)          (0.001)         (0.002)         (0.018)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                          --         (0.000)*             --              --              --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions             (0.012)        (0.001)          (0.001)         (0.002)         (0.018)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00          $1.00            $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      1.19%          0.10%            0.10%           0.15%           1.85%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)               $1,709         $2,663           $5,179         $11,319         $12,700
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
   fee waivers and/or expense
   reimbursements by advisor                    2.40%          1.44%            1.02%           1.52%           1.55%
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
   fee waivers and/or expense reimbursements
   by advisor                                   2.40%          2.11%            1.79%           1.71%           1.57%
----------------------------------------------------------------------------------------------------------------------
Net investment income to average
   net assets, net of fee waivers and/or
   expense reimbursements by advisor            1.19%          0.10%            0.10%           0.15%           1.86%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average net
   assets, before fee waivers and/or expense
   reimbursements by advisor                    1.19%         (0.57)%          (0.67)%         (0.04)%          1.84%
======================================================================================================================

* Amount of net realized gain (loss) earned or distribution paid represents less than $0.0005 per share.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
22

UBS MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP

To the Board of Directors and Shareholders of UBS Money Market Fund

We have audited the accompanying statement of net assets of UBS Money Market Fund (the "Fund"), as of February 28, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Money Market Fund at February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
April 13, 2006

--------------------------------------------------------------------------------
                                                                              23
UBS MONEY MARKET FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

SHAREHOLDER INFORMATION

A special meeting of shareholders of the Fund was held on December 21, 2005. At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard
R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins, and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

                                                                           SHARES
                                                       SHARES             WITHHOLD
TO VOTE FOR OR WITHHOLD IN THE ELECTION OF:          VOTED FOR           AUTHORITY
------------------------------------------------------------------------------------
Richard Q. Armstrong                              16,670,314.633        127,867.417
------------------------------------------------------------------------------------
David J. Beaubien                                 16,706,567.039         91,615.011
------------------------------------------------------------------------------------
Alan S. Bernikow                                  16,706,599.713         91,582.337
------------------------------------------------------------------------------------
Richard R. Burt                                   16,706,599.713         91,582.337
------------------------------------------------------------------------------------
Meyer Feldberg                                    16,706,599.713         91,582.337
------------------------------------------------------------------------------------
Bernard H. Garil                                  16,706,599.713         91,582.337
------------------------------------------------------------------------------------
Heather Richardson Higgins                        16,706,599.713         91,582.337
------------------------------------------------------------------------------------
William D. White                                  16,706,567.039         91,615.011
====================================================================================

To the best of the Fund's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

--------------------------------------------------------------------------------
24

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Master Series, Inc. (the "Company") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Company ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement of the Company with respect to its sole series, UBS Money Market Fund (the "Fund"), with UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio managers for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment adviser to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took note of its knowledge of UBS Global AM and its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information of management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

--------------------------------------------------------------------------------
26

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISER PROFITABILITY--As UBS Global Americas would be a new adviser to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENT (UNAUDITED)

relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------
28

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each director serves an indefinite term of office. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Fund, the length of time served as a director and officer of the Fund, the director's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

The Fund's Statement of Additional Information contains additional information about the directors and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED DIRECTOR

                                          Term of
                        Position(s)    Office(+) and
     Name, Address,     Held with        Length of            Principal Occupation(s)
       and Age            Fund          Time Served            During Past 5 Years
----------------------------------------------------------------------------------------------------
Meyer Feldberg(++); 64   Director       Since 1998     Professor Feldberg is Dean Emeritus and
Morgan Stanley                                         Sanford Bernstein Professor of Leadership
1585 Broadway                                          and Ethics at Columbia Business School,
33rd Floor                                             although on a two year leave of absence.
New York, NY 10036                                     He is also a senior advisor to Morgan
                                                       Stanley (financial services) (since March
                                                       2005). Prior to July 2004, he was Dean
                                                       and Professor of Management of the
                                                       Graduate School of Business at Columbia
                                                       University (since 1989).

--------------------------------------------------------------------------------
30

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

                      Number of
             Portfolios in Fund Complex                                    Other Directorships
                Overseen by Director                                        Held by Director
---------------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of         Professor Feldberg is also a director of Primedia Inc.
29 investment companies (consisting of                 (publishing), Federated Department Stores, Inc.(operator
48 portfolios) for which UBS Global AM or one          of department stores), Revlon, Inc.(cosmetics), and
of its affiliates serves as investment advisor,        SAPPI, Ltd.(producer of paper).
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS

                                                   Term of
                                Position(s)     Office(+) and
    Name, Address,               Held with        Length of               Principal Occupation(s)
      and Age                      Fund          Time Served                During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70        Director and      Since 1996         Mr. Armstrong is chairman and principal
c/o Willkie Farr &              Chairman of       (Director)         of R.Q.A. Enterprises (management
Gallagher LLP                   the Board of      Since 2004         consulting firm) (since April 1991 and
787 Seventh Avenue              Directors         (Chairman of       principal occupation since March 1995).
New York, NY 10019-6099                           the Board
                                                  of Directors)

David J. Beaubien; 71           Director          Since 2001         Mr. Beaubien is retired (since 2003).
84 Doane Road                                                        He was chairman of Yankee Environmental
Ware, MA 01082                                                       Systems, Inc., a manufacturer of
                                                                     meteorological measuring systems
                                                                     (since 1991).

Alan S. Bernikow; 64            Director          Since 2005         Mr. Bernikow is a consultant on non-
c/o Deloitte & Touche                                                management matters for the firm of
1633 Broadway                                                        Deloitte & Touche (international accounting
New York, NY 10019                                                   and consulting firm) (since June 2003).
                                                                     Previously, he was Deputy Chief Executive
                                                                     Officer at Deloitte & Touche.

Richard R. Burt; 59             Director          Since 1996         Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania Ave., N.W.                                         (information and risk management
Washington, D.C. 20004                                               firm) and IEP Advisors (international
                                                                     investments and consulting firm).

Bernard H. Garil; 65            Director          Since 2005         Mr. Garil is retired (since 2001). He was
6754 Casa Grande Way                                                 a Managing Director at PIMCO Advisory
Delray Beach, FL 33446                                               Services (from 1999 to 2001) where
                                                                     he served as President of closed-end
                                                                     funds and Vice-President of the variable
                                                                     insurance product funds advised by
                                                                     OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
32

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

                      Number of
             Portfolios in Fund Complex                                    Other Directorships
                Overseen by Director                                        Held by Director
-------------------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16                                       None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16                Mr. Beaubien is also a director of IEC Electronics, Inc.,
investment companies (consisting of 35 portfolios)         a manufacturer of electronic assemblies.
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16                Mr. Bernikow is also a director of Revlon, Inc.(cosmetics)
investment companies (consisting of 35 portfolios)         (and serves as the chair of its audit committee), a
for which UBS Global AM or one of its affiliates           director of Mack-Cali Realty Corporation (real estate
serves as investment advisor, sub-advisor                  investment trust) (and serves as the chair of its audit
or manager.                                                committee) and a director of the Casual Male Retail
                                                           Group, Inc.(menswear).

Mr. Burt is a director or trustee of 16 investment         Mr. Burt is also a director ofThe Central European
companies (consisting of 35 portfolios) for which          Fund, Inc., The Germany Fund, Inc., IGT, Inc.(provides
UBS Global AM or one of its affiliates serves as           technology to gaming and wagering industry) and
investment advisor, sub-advisor or manager.                The Protective Group, Inc.(produces armor products).
                                                           He is also a director or trustee of funds in the Scudder
                                                           Mutual Funds Family (consisting of 52 portfolios).

Mr. Garil is a director or trustee of 16 investment        Mr. Garil is also a director of OFI Trust Company
companies (consisting of 35 portfolios) for which          (commercial trust company) and a trustee for the
UBS Global AM or one of its affiliates serves as           Brooklyn College Foundation, Inc.
investment advisor, sub-advisor or manager.                (charitable foundation).

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS (CONCLUDED)

                                                   Term of
                                Position(s)     Office(+) and
    Name, Address,               Held with        Length of               Principal Occupation(s)
      and Age                      Fund          Time Served                During Past 5 Years
--------------------------------------------------------------------------------------------------------------
Heather Richardson Higgins; 46  Director          Since 2005         Ms. Higgins is the President and Director
255 E. 49th St., Suite 23D                                           of The Randolph Foundation (charitable
New York, NY 10017                                                   foundation) (since 1991). Ms. Higgins
                                                                     also serves on the boards of several
                                                                     non-profit charitable groups, including
                                                                     the Independent Women's Forum
                                                                     (chairman), the Philanthropy Roundtable
                                                                     (vice chairman) and the Hoover
                                                                     Institution (executive committee).

--------------------------------------------------------------------------------
34

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

                      Number of
             Portfolios in Fund Complex                                    Other Directorships
                Overseen by Director                                        Held by Director
----------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16                                        None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                       Term of                    Principal Occupation(s)
                                  Position(s)       Office(+) and                   During Past 5 Years;
    Name, Address,                 Held with          Length of             Number of Portfolios in Fund Complex
      and Age                        Fund            Time Served             for which Person Serves as Officer
---------------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40             Vice President       Since 2005      Mr. Allessie is a director and deputy general
                                 and Assistant                        counsel at UBS Global Asset Management (US)
                                 Secretary                            Inc. and UBS Global Asset Management
                                                                      (Americas) Inc.(collectively, "UBS Global
                                                                      AM--Americas region") (since 2005). Prior
                                                                      to joining UBS Global AM--Americas region,
                                                                      he was senior vice president and general
                                                                      counsel of Kenmar Advisory Corp. (from
                                                                      2004 to 2005). Prior to that Mr. Allessie
                                                                      was general counsel and secretary of GAM
                                                                      USA Inc., GAM Investments, GAM Services,
                                                                      GAM Funds, Inc. and the GAM Avalon Funds
                                                                      (from 1999 to 2004). Such entities are
                                                                      affiliates of UBS Global AM--Americas region.
                                                                      Mr. Allessie is a vice president and assistant
                                                                      secretary of 20 investment companies
                                                                      (consisting of 88 portfolios) for which UBS
                                                                      Global AM--Americas region or one of its
                                                                      affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

W. Douglas Beck*; 39             President            Since 2005      Mr. Beck is an executive director and head
                                                                      of product development and management
                                                                      for UBS Global AM--Americas region (since
                                                                      2002). From March 1998 to November 2002,
                                                                      he held various positions at Merrill Lynch, the
                                                                      most recent being first vice president and
                                                                      co-manager of the managed solutions group.
                                                                      Mr. Beck is president of 20 investment
                                                                      companies (consisting of 88 portfolios) for
                                                                      which UBS Global AM--Americas region
                                                                      or one of its affiliates serves as investment
                                                                      advisor, sub-advisor or manager, and was
                                                                      vice president of such investment companies
                                                                      from 2003 to 2005.

--------------------------------------------------------------------------------
36

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                       Term of                    Principal Occupation(s)
                                  Position(s)       Office(+) and                   During Past 5 Years;
    Name, Address,                 Held with          Length of             Number of Portfolios in Fund Complex
      and Age                        Fund            Time Served             for which Person Serves as Officer
-----------------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40              Vice President       Since 2000        Mr. Disbrow is a director, head of retail mutual
                                 and Treasurer     (Vice President)     fund operations and co-head of the mutual
                                                      Since 2004        fund finance department of UBS Global
                                                      (Treasurer)       AM--Americas region. Mr. Disbrow is a vice
                                                                        president and treasurer of 16 investment
                                                                        companies (consisting of 35 portfolios) and
                                                                        vice president and assistant treasurer of four
                                                                        investment companies (consisting of 53
                                                                        portfolios) for which UBS Global
                                                                        AM--Americas region or one of its affiliates
                                                                        serves as investment advisor, sub-advisor or
                                                                        manager.

Mark F. Kemper**; 48             Vice President       Since 2004        Mr. Kemper is general counsel of UBS Global
                                 and Secretary                          Asset Management--Americas region (since
                                                                        July 2004). Mr. Kemper also is amanaging
                                                                        director of UBS Global Asset Management-
                                                                        Americas region. He was deputy general
                                                                        counsel of UBS GlobalAsset Management
                                                                        (Americas) Inc. ("UBS Global AM--Americas")
                                                                        from July 2001 to July 2004. He has been
                                                                        secretary of UBS Global AM--Americas since
                                                                        1999 and assistant secretary of UBS Global
                                                                        Asset Management Trust Company since
                                                                        1993. Mr. Kemper is secretary of UBS
                                                                        Global AM--Americas region (since 2004).
                                                                        Mr. Kemper is vice president and secretary
                                                                        of 20 investment companies (consisting of
                                                                        88 portfolios) for which UBS Global AM--
                                                                        Americas region or one of its affiliates serves
                                                                        as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 38          Vice President       Since 2004        Ms. Kilkeary is an associate director and
                                 and Assistant                          a senior manager (since 2004)
                                 Treasurer                              of the mutual fund finance department of
                                                                        UBS Global AM--Americas region. Ms.
                                                                        Kilkeary is a vice president and assistant
                                                                        treasurer of 16 investment companies
                                                                        (consisting of 35 portfolios) for which UBS
                                                                        Global AM--Americas region or one of its
                                                                        affiliates serves as investment advisor,
                                                                        sub-advisor or manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                       Term of                    Principal Occupation(s)
                                  Position(s)       Office(+) and                   During Past 5 Years;
    Name, Address,                 Held with          Length of             Number of Portfolios in Fund Complex
      and Age                        Fund            Time Served             for which Person Serves as Officer
-----------------------------------------------------------------------------------------------------------------------
Tammie Lee*; 35                  Vice President       Since 2005        Ms. Lee is a director and associate general
                                 and Assistant                          counsel of UBS Global AM--Americas region
                                 Secretary                              (since November 2005). Prior to joining UBS
                                                                        Global AM--Americas region, she was vice
                                                                        president and counsel at Deutsche Asset
                                                                        Management/Scudder Investments from April
                                                                        2003 to October 2005. Prior to that she
                                                                        was assistant vice president and counsel at
                                                                        Deutsche Asset Management/Scudder
                                                                        Investments from July 2000 to March 2003.
                                                                        Prior to joining Deutsche Asset Management/
                                                                        Scudder Investments, she was assistant
                                                                        counsel at First Investors Corporation from
                                                                        August 1996 to June 2000. Ms. Lee is a vice
                                                                        president and assistant secretary of 20
                                                                        investment companies (consisting of 88
                                                                        portfolios) for which UBS Global AM--
                                                                        Americas region or one of its affiliates
                                                                        serves as investment advisor, sub-advisor
                                                                        or manager.

Joseph T. Malone*; 38            Vice President       Since 2004        Mr. Malone is a director and co-head of the
                                 and Assistant                          mutual fund finance department of UBS
                                 Treasurer                              Global AM--Americas region. From August
                                                                        2000 through June 2001, he was the
                                                                        controller at AEA Investors Inc. Mr. Malone
                                                                        is vice president and assistant treasurer of
                                                                        16 investment companies (consisting of 35
                                                                        portfolios) and vice president, treasurer and
                                                                        principal accounting officer of four investment
                                                                        companies (consisting of 53 portfolios) for
                                                                        which UBS Global AM--Americas region or
                                                                        one of its affiliates serves as investment
                                                                        advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
38

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                       Term of                    Principal Occupation(s)
                                  Position(s)        Office(+) and                   During Past 5 Years;
    Name, Address,                 Held with          Length of             Number of Portfolios in Fund Complex
      and Age                        Fund            Time Served             for which Person Serves as Officer
-----------------------------------------------------------------------------------------------------------------------
Michael H. Markowitz**; 41       Vice President       Since 1998        Mr. Markowitzis a managing director,
                                                                        portfolio manager and head of U.S. short
                                                                        duration fixed income of UBS Global
                                                                        AM--Americas region. Mr. Markowitz is a
                                                                        vice presidentof five investment companies
                                                                        (consisting of 21 portfolios) for which UBS
                                                                        Global AM--Americas region or one of its
                                                                        affiliates serves as investment advisor,
                                                                        sub-advisor or manager.

Joseph McGill*; 43               Vice President       Since 2004        Mr. McGill is a managing director and
                                 and Chief                              chief compliance officer at UBS Global
                                 Compliance                             AM--Americas region. Prior to joining UBS
                                 Officer                                Global AM--Americas region, he was
                                                                        assistant general counsel, J.P. Morgan
                                                                        Investment Management (from 1999-2003).
                                                                        Mr. McGill is a vice president and chief
                                                                        compliance officer of 20 investment companies
                                                                        (consisting of 88 portfolios) for which UBS
                                                                        Global AM--Americas region or one of its
                                                                        affiliates serves as investment advis or,
                                                                        sub-advisor or manager.

Eric Sanders*; 40                Vice President       Since 2005        Mr. Sanders is a director and associate general
                                 and Assistant                          counsel of UBS Global AM--Americas region
                                 Secretary                              (since July 2005). From 1996 until June 2005,
                                                                        he held various positions at Fred Alger &
                                                                        Company, Incorporated, the most recent being
                                                                        assistant vice president and associate general
                                                                        counsel. Mr. Sanders is a vice president and
                                                                        assistant secretary of 20 investment
                                                                        companies (consisting of 88 portfolios) for
                                                                        which UBS Global AM--Americas region or
                                                                        one of its affiliates serves as investment
                                                                        advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                       Term of                  Principal Occupation(s)
                                  Position(s)       Office(+) and                   During Past 5 Years;
    Name, Address,                 Held with          Length of             Number of Portfolios in Fund Complex
      and Age                        Fund            Time Served             for which Person Serves as Officer
-----------------------------------------------------------------------------------------------------------------------
Keith A. Weller*; 44             Vice President       Since 1995        Mr. Weller is an executive director and senior
                                 and Assistant                          associate general counsel of UBS Global
                                 Secretary                              AM--Americas region. Mr. Weller is a
                                                                        vice president and assistant secretary of 20
                                                                        investment companies (consisting of 88
                                                                        portfolios) for which UBS Global AM--
                                                                        Americas region or one of its affiliates
                                                                        serves as investment advisor, sub-advisor
                                                                        or manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
 + Each director holds office for an indefinite term. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the directors and serve at the pleasure of the Board.
++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

--------------------------------------------------------------------------------
40

DIRECTORS

Richard Q. Armstrong                     Meyer Feldberg
Chairman
                                         Bernard H. Garil

David J. Beaubien                        Heather Richardson Higgins
Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                          Thomas Disbrow
President                                Vice President and Treasurer

Mark F. Kemper                           Michael H. Markowitz
Vice President and Secretary             Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc.
    All rights reserved.

[LOGO OF UBS] UBS
                                                                   -------------
              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.            PRESORTED
              51 West 52nd Street                                    STANDARD
              New York, New York 10019-6114                        U.S. POSTAGE
                                                                       PAID
                                                                   COMPUTERSHARE
                                                                   -------------

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

    (a) Audit Fees:
        -----------
        For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $29,200 and $23,400, respectively.

        Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

    (b) Audit-Related Fees:
        -------------------
        In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,712 and $3,500, respectively.

        Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2005 and 2004 semiannual financial statements and (2) review of the consolidated 2004 and 2003 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

        There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (c) Tax Fees:
        ---------
        In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $12,600 and $3,300, respectively.

        Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

        There were no tax fees required to be approved pursuant to paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d) All Other Fees:
        ---------------
        In each of the fiscal years ended February 28, 2006 and February 28, 2005, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

        Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

        There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (e) (1) Audit Committee Pre-Approval Policies and Procedures:
            -----------------------------------------------------
            The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12, 2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

              The [audit ]Committee shall:

              ...

              2. Pre-approve (a) all audit and permissible non-audit services1 to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                 ----------------------

                   (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                   (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                   Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

    (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            Audit-Related Fees:
            -------------------
            There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the registrant.

            There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

            Tax Fees:
            ---------
            There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the registrant.

            There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

            All Other Fees:
            ---------------
            There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the registrant.

            There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

    (f) According to E&Y, for the fiscal year ended February 28, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

    (g) For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate fees billed by E&Y of $2,575,128 and $3,112,996, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                               2006                2005
                                                               ----                ----
Covered Services                                              $16,312             $6,800
Non-Covered Services                                         2,558,816           3,106,196

    (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
--------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

        Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

   (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed May 7, 2004 (Accession Number:
        0001047469-04-016409)(SEC File No. 811-04448).

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  May 9, 2006
       -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  May 9, 2006
       -----------

By:    /s/ Thomas Disbrow
       -------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  May 9, 2006
       -----------